Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock Subject to Redemption Rights, par value (In dollars per share)		$ 0.0001	$ 0.0001
Common Stock Subject to Redemption Rights, shares issued		0	10,625
Common Stock Subject to Redemption Rights, shares outstanding		0	10,625
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	18,016,143	17,436,825	14,453,592
Common stock, shares outstanding	18,016,143	17,436,825	14,453,592